CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net loss	$ (571,824)	$ (780,892)	$ (2,077,889)	$ (1,318,507)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	79		53
Impairment loss				10,000
Stock based compensation expense	2,994	273,118	282,262	59,122
Accretion of debt discount	174,629		165,481
Changes in operating assets and liabilities:
Decrease (increase) in prepaid expenses	30,295	(30,258)	(21,242)	(2,845)
Increase (decrease) in accounts payable	20,248	17,101	(71,563)	65,381
Increase (decrease) in related party payable	43,308	26,635	3,195	22,840
Increase (decrease) in interest payable to related party	15,244		15,220
Increase (decrease) in interest payable	105
Increase (decrease) in contract and contributions payable	(50,000)	(65,375)	(84,125)	(131,500)
Net cash used in operating activities	(334,922)	(559,671)	(1,788,608)	(1,295,509)
Cash flows from investing activity
Purchase of equipment			(951)
Net cash flows from investing activity			(951)
Cash flows from financing activities
Proceeds from exercise of warrants and issuance of common stock		1,000,000	1,110,001	1,010,000
Proceeds from the issuance of convertible promissory note	445,000		700,000
Net cash provided by financing activities	445,000	1,000,000	1,810,001	1,010,000
Increase in cash and cash equivalents	110,078	440,329	20,442	(285,509)
Cash and cash equivalents at beginning of year	418,031	397,589	397,589	683,098
Cash and cash equivalents at end of year	528,109	837,918	418,031	397,589
Supplemental disclosure of cash flow information:
Interest paid in cash
Income taxes paid in cash
Supplemental disclosure of non-cash transactions:
Debt discount recorded for value of warrants issued	443,286		340,735
Debt discount recorded for beneficial conversion feature			$ 359,265